Retirement Benefits - Effect of the Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
At beginning of period	¥ 443,867	¥ 330,739
Interest cost	9,943	4,896
Change in the asset ceiling	205,920	108,232
At end of period	¥ 659,730	¥ 443,867